GOODWILL AND OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS	Goodwill and Other Intangible Assets
Goodwill. Assets and liabilities acquired in a business combination are recorded at their estimated fair values as of the acquisition date. The excess of the purchase price of the acquisition over the fair value of net assets acquired is recorded as goodwill.

Changes in the carrying amount of goodwill for the years ended December 31, 2024, 2023 and 2022 are shown below.

(Dollars in thousands)	2024	2023	2022
Balance at beginning of year	$1,005,868	$1,001,507	$1,000,749
Goodwill resulting from business combinations	1,788	4,361	758
Balance at end of year	$1,007,656	$1,005,868	$1,001,507

In the first quarter of 2024, First Financial recorded $1.8 million of goodwill related to the acquisition of Agile Premium Finance. Agile specializes in lending to commercial customers to finance insurance premiums. These loans are generally secured by the unearned premiums on the underlying insurance policies and are typically short in duration. This acquisition is consistent with First Financial's approach of adding niche financial services to its line-up of core banking services and will complement First Financial's existing specialty lending business. The measurement period for recording adjustments to the fair value of assets and liabilities acquired in the Agile acquisition ends in February 2025.

In the first quarter of 2023, First Financial recorded $4.2 million of goodwill related to the acquisition of the assets of Brady Ware Capital. Brady Ware Capital specializes in buy-side and sell-side consulting services for mid-sized businesses. Similar to Agile, this acquisition is consistent with First Financial's approach of adding niche financial services to further expand its broad service offerings. In May 2023, First Financial also acquired Brady Ware Corporate Finance, a broker-dealer and member of FINRA. First Financial recorded $0.1 million of goodwill in connection with the acquisition of Brady Ware Corporate Finance. The measurement period for recording adjustments to the fair value of assets and liabilities ended in January 2024 for Brady Ware Capital and in May 2024 for Brady Ware Corporate Finance.

During the fourth quarter of 2022, First Financial recorded its final adjustments to goodwill of $0.8 million related to the Summit Funding Group, Inc. acquisition which occurred in December 2021.

Goodwill is evaluated for impairment on an annual basis as of October 1 of each year, or whenever events or changes in circumstances indicate that the fair value of a reporting unit may be below its carrying value. First Financial performed its most recent annual qualitative impairment test as of October 1, 2024 and no impairment was indicated. As of December 31, 2024, no events or changes in circumstances indicated that the fair value of the reporting unit was below its carrying value.

Other intangible assets. Other intangible assets consist primarily of core deposit intangibles, customer lists, mortgage servicing rights and other miscellaneous intangibles, such as purchase commissions, non-compete agreements and trade name intangibles.
Core deposit intangibles represent the estimated fair value of acquired customer deposit relationships on the date of acquisition and are amortized on an accelerated basis over their estimated useful lives. First Financial's core deposit intangibles have an estimated weighted average remaining life of 3.3 years.

First Financial recorded a customer list intangible asset in conjunction with the Agile, Summit and Bannockburn acquisitions to account for the obligation or advantage on the part of either the Company or the customer to continue the pre-existing relationship subsequent to the merger. These customer list intangibles are being amortized on a straight-line basis over their estimated useful lives. The Agile customer list was $2.5 million at December 31, 2024 and is being amortized over an estimated remaining life of 12.2 years. The Summit customer list was $22.6 million and $25.1 million at December 31, 2024 and December 31, 2023, respectively, and is being amortized over an estimated remaining life of 9.0 years. The Bannockburn customer list was $20.3 million and $23.9 million at December 31, 2024 and December 31, 2023, respectively, and is being amortized over an estimated remaining life of 5.7 years.

Mortgage servicing rights represent the value of servicing fees First Financial expects to receive from the servicing responsibilities it retained when selling fixed and adjustable-rate residential mortgage loans. In those sales, First Financial retains servicing responsibilities and provides certain standard representations and warranties; however, the investors have no recourse to the Company’s other assets for failure of debtors to pay when due. First Financial receives servicing fees based on a percentage of the outstanding balance. When First Financial sells mortgage loans with servicing rights retained, these servicing rights are initially recorded at fair value. First Financial has selected the “amortization method” as permissible within GAAP, whereby the servicing rights capitalized are amortized in proportion to and over the period of estimated future servicing income with respect to the underlying loan. At the end of each reporting period, the carrying value of MSRs is assessed for impairment with a comparison to fair value. MSRs are carried at the lower of their amortized cost or fair value. The amortization of MSRs is included within other noninterest income in the Consolidated Statements of Income.

Amortization expense recognized on intangible assets for 2024, 2023 and 2022 was $13.1 million, $13.4 million and $14.3 million, respectively, which includes MSR amortization of $3.6 million, $3.0 million and $3.1 million, respectively.

The gross carrying amount and accumulated amortization of other intangible assets were as follows:

	December 31, 2024		December 31, 2023
(Dollars in thousands)	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
Amortized intangible assets
Core deposit intangibles	$41,750	$(32,302)	$41,750	$(29,395)
Customer list	72,278	(26,822)	69,563	(20,553)
Other	9,381	(3,416)	10,960	(5,477)
Mortgage servicing rights	27,217	(8,795)	23,791	(6,690)
Total	$150,626	$(71,335)	$146,064	$(62,115)

The estimated amortization expense of intangible assets for the next five years is as follows:

(Dollars in thousands)	Intangible amortization
2025	$9,562
2026	9,330
2027	9,260
2028	7,051
2029	6,304